Derivative Instruments and Accounting Hedges	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Accounting Hedges [abstract]
Derivative Instruments and Accounting Hedges
9.	Derivative Instruments and Accounting Hedges:

(a)	As of December 31, 2018 and 2019, the Bank’s portfolio of derivative instruments is detailed as follows:

	As of December 31, 2018
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	11,132	―	3,012
Interest rate swap	226,954	1,116	3,152
Total derivatives held for hedging purposes	238,086	1,116	6,164
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,137,457	34,298	31,818
Total Derivatives held as cash flow hedges	1,137,457	34,298	31,818

Derivatives held-for-trading purposes
Currency forward	35,690,464	735,444	631,089
Interest rate swap	72,330,827	287,611	284,840
Cross currency swap and interest rate swap	13,982,890	450,519	569,868
Call currency options	229,175	4,839	2,921
Put currency options	192,553	120	1,534
Total derivatives held-for-trading purposes	122,425,909	1,478,533	1,490,252
Total	123,801,452	1,513,947	1,528,234

	As of December 31, 2019
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	8,166	―	2,547
Interest rate swap	86,317	32	6,739
Total derivatives held for hedging purposes	94,483	32	9,286
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,181,882	61,562	34,443
Total Derivatives held as cash flow hedges	1,181,882	61,562	34,443

Derivatives held-for-trading purposes
Currency forward	34,499,472	956,632	673,932
Interest rate swap	61,411,254	888,581	886,963
Cross currency swap and interest rate swap	18,575,756	873,371	1,210,059
Call currency options	178,414	4,961	1,529
Put currency options	158,672	1,076	2,209
Total derivatives held-for-trading purposes	114,823,568	2,724,621	2,774,692
Total	116,099,933	2,786,215	2,818,421

(b)	Fair Value Hedges (notional):

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in the fair value of the hedged elements attributable to interest rates. The aforementioned hedge instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate, decreasing the duration and modifying the sensitivity to the shortest segments of the curve.

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	11,132	8,166
Corporate bonds	226,954	86,317

Hedge instrument
Cross currency swap	11,132	8,166
Interest rate swap	226,954	86,317

(c)	Cash flow Hedges:

(c.1)	The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates and foreign exchange of borrowings from banks and bonds issued abroad in US dollars, Hong Kong dollars, Swiss franc, Japanese yen, Peruvian sol, Australian Dollars, Euros and Norwegian kroner. The cash flows of the cross currency swaps equal the cash flows of the hedged items, which modify uncertain cash flows to known cash flows derived from a fixed interest rate.

Additionally, these cross currency swap contracts used to hedge the risk from variability of the Unidad de Fomento (CLF) in assets flows denominated in CLF until a nominal amount equal to the portion notional of the hedging instrument CLF, whose readjustment daily impact the item “interest revenue” of the financial statements.

(c.2)	Below are the cash flows of borrowings from banks and bonds issued abroad, the objects of these hedges and the cash flows of the asset part of the derivative:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Hedge element
Outflows:
Corporate Bond EUR	—	—	—	—	(1,338)	(1,421)	(2,675)	(2,842)	(2,675)	(2,842)	(87,097)	(91,089)	(93,785)	(98,194)
Corporate Bond HKD	—	—	—	—	(66,378)	(12,829)	(21,601)	(25,627)	(83,608)	(91,034)	(263,206)	(320,604)	(434,793)	(450,094)
Corporate Bond PEN	—	—	—	(894)	—	(894)	—	(3,575)	—	(3,575)	—	(49,651)	—	(58,589)
Corporate Bond CHF	—	—	(89,256)	—	(125,993)	(798)	(1,450)	(1,597)	(82,552)	(90,095)	(106,050)	(116,765)	(405,301)	(209,255)
Corporate Bond USD	—	—	—	—	(1,476)	(1,600)	(2,952)	(3,200)	(2,952)	(3,200)	(42,060)	(43,994)	(49,440)	(51,994)
Obligation USD	(870)	(216)	(86)	(336)	(49,401)	(884)	(105,622)	(166,592)	—	—	—	—	(155,979)	(168,028)
Corporate Bond JPY	—	—	(49,362)	(34,638)	(1,072)	(2,121)	(33,487)	(38,596)	(32,882)	(3,482)	(71,830)	(193,625)	(188,633)	(272,462)
Corporate Bond AUD	—	—	—	(428)	—	(3,274)	—	(7,399)	—	(7,401)	—	(156,499)	—	(175,001)
Corporate Bond NOK	—	—	—	—	—	(2,341)	—	(4,682)	—	(4,682)	—	(75,919)	—	(87,624)

Hedge instrument
Inflows:
Cross Currency Swap EUR	—	—	—	—	1,338	1,421	2,675	2,842	2,675	2,842	87,097	91,089	93,785	98,194
Cross Currency Swap HKD	—	—	—	—	66,378	12,829	21,601	25,627	83,608	91,034	263,206	320,604	434,793	450,094
Cross Currency Swap PEN	—	—	—	894	—	894	—	3,575	—	3,575	—	49,651	—	58,589
Cross Currency Swap CHF	—	—	89,256	—	125,993	798	1,450	1,597	82,552	90,095	106,050	116,765	405,301	209,255
Cross Currency Swap USD	—	—	—	—	1,476	1,600	2,952	3,200	2,952	3,200	42,060	43,994	49,440	51,994
Cross Currency Swap USD	870	216	86	336	49,401	884	105,622	166,592	—	—	—	—	155,979	168,028
Cross Currency Swap JPY	—	—	49,362	34,638	1,072	2,121	33,487	38,596	32,882	3,482	71,830	193,625	188,633	272,462
Cross Currency Swap AUD	—	—	—	428	—	3,274	—	7,399	—	7,401	—	156,499	—	175,001
Cross Currency Swap NOK	—	—	—	—	—	2,341	—	4,682	—	4,682	—	75,919	—	87,624

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(c.2)	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Hedge element
Inflows:
Cash flows in CLF	—	156	144,458	33,648	237,340	21,062	173,263	234,065	195,590	280,074	542,523	795,068	1,293,174	1,364,073

Hedge instrument
Outflows:
Cross Currency Swap HKD	—	(156)	—	—	(59,667)	(8,798)	(16,835)	(17,906)	(68,362)	(69,035)	(233,286)	(268,034)	(378,150)	(363,929)
Cross Currency Swap PEN	—	—	—	(47)	—	(48)	—	(188)	—	(189)	—	(31,223)	—	(31,695)
Cross Currency Swap JPY	—	—	(50,247)	(33,570)	(2,740)	(4,096)	(37,432)	(40,344)	(35,213)	(6,424)	(78,611)	(199,778)	(204,243)	(284,212)
Cross Currency Swap USD	—	—	—	—	(47,797)	(1,275)	(107,893)	(161,941)	(1,243)	(1,281)	(36,888)	(37,242)	(193,821)	(201,739)
Cross Currency Swap CHF	—	—	(94,211)	—	(125,325)	(3,858)	(7,482)	(7,653)	(87,164)	(197,107)	(108,488)	—	(422,670)	(208,618)
Cross Currency Swap EUR	—	—	—	—	(1,811)	(1,857)	(3,621)	(3,715)	(3,608)	(3,718)	(85,250)	(85,686)	(94,290)	(94,976)
Cross Currency Swap AUD	—	—	—	(31)	—	(521)	—	(1,103)	—	(1,104)	—	(108,622)	—	(111,381)
Cross Currency Swap NOK	—	—	—	—	—	(609)	—	(1,215)	—	(1,216)	—	(64,483)	—	(67,523)

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

With respect to CLF assets hedged, these are revalued monthly according to the variation of the UF, which is equivalent to monthly reinvestment of the assets until maturity of the relationship hedging.

(c.3)	The accumulated amount of unrealized gain was a charge to equity for an amount of Ch$37,546 million (a charge to equity for Ch$30,943 million in 2018 and a credit to equity for Ch$14,979 million in 2017) generated from hedging instruments, which has been recorded in equity. The net effect of tax was a charge to equity for Ch$27,408 million in 2019 (a charge to equity for Ch$22,589 million in 2018 and a credit to equity for Ch$11,158 million in 2017).

The accumulated balance for this concept net of income tax as of December 31, 2019 corresponds to a debit of equity amounted Ch$59,391 million (a debit of equity for Ch$31,983 million in 2018 and a debit to equity for Ch$9,394 million in 2017).

(c.4)	The net effect in income of derivatives cash flow hedges was a credit of Ch$84,684 million in 2019 (a credit to income for Ch$85,659 million in 2018 and a debit to income for Ch$93,612 million in 2017).

(c.5)	As of December 31, 2019 and 2018, it not exist inefficiency in cash flow hedge, because both, hedge item and hedge instruments are mirror one of other, it means that all variation of value attributable to rate and revaluation components are netted almost totally.

(c.6)	As of December 31, 2019 and 2018, the Bank has no hedges of net investments in foreign businesses.